FEDERAL INCOME TAXES (Details 1) - USD ($)	Aug. 31, 2014	Aug. 31, 2013
Deferred tax assets
Net operating loss carryforward	$ (995,432)	$ (20,661)
Deferred amortization	450,613
Total deferred tax asset	(544,819)	$ (20,661)
Less: valuation allowance	$ 544,819	$ 20,661
Total